Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Liabilities, Current [Abstract]
Book overdrafts	$ 61.3	$ 62.8
Dividends payable, current	$ 121.3	$ 120.2